SHARE CAPITAL	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SHARE CAPITAL

16. SHARE CAPITAL

On March 5, 2026, the Company effected a one-for-six reverse split of its issued and outstanding Class A ordinary shares. The consolidated financial statements for the six months ended March 31, 2026 were retroactively restated to reflect this reverse split, unless otherwise specified.

	March 31, 2026	September 30, 2025
	Number	Number
	of shares	of shares
	(Unaudited)
Authorized:
Preferred shares, no par value	50,000,000	50,000,000
Class A Ordinary shares, no par value	200,000,000	200,000,000
Class B Ordinary shares, no par value	50,000,000	50,000,000

	March 31, 2026	September 30, 2025
	Number	Number
	of shares	of shares
	(Unaudited)
Outstanding and fully paid:
Ordinary shares, no par value
At October 1, 2025	3,318,954	2,454,736
Rounding due to share split reverse	9,987	-
Issuance of new shares for equity financing	-	72,328
Note conversion into shares	766,246	438,427
Equity compensation	440,256	353,463
At March 31, 2026	4,535,443	3,318,954

Warrants

On February 12, 2021, the Company entered into a Securities Purchase Agreement (“2021 SPA”) with certain institutional investors for the sale of 127 common shares, at a purchase price of $ 8,568 per share. Concurrently with the sale of the Common Shares, pursuant to the 2021 SPA the Company also sold warrants to purchase 127 common shares. The Company sold the Common Shares and Warrants for aggregate gross proceeds of approximately US$ 2.1 million, before commissions and expenses. The five-year Warrants will be immediately exercisable at an exercise price equal to $ 8,568 per share, and will terminate on the five-year anniversary of the initial exercise date of the Warrants. The net proceeds from the transactions will be approximately US$ 1.86 million, after deducting certain fees due to the placement agent and the Company’s estimated transaction expenses, and will be used for working capital and general corporate purposes.

In addition, the Placement Agent of this offering also received five-year warrants (the “Compensation Warrants”) to purchase up to a number of common shares equal to 5% of the aggregate number of shares sold in the Offering, including the warrant shares issuable upon exercise of the Warrants, which such Compensation Warrants have substantially the same terms as the Warrants sold in the Offering, except that such Compensation Warrants have an exercise price of $ 10,704 per share and will be exercisable six months from the effective date of this offering and will terminate on the five year anniversary of the effective date of this offering.

Grant date (investors and placement agent, respectively)	February 17, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	10,680
Exercise price at date of grant (investors and placement agent, respectively)	US$	8,568 & 10,704
Volatility		107%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	8,496

On June 10, 2021, the Company commenced a registered direct offering of securities, and executed a Securities Purchase Agreement (the “June 2021 SPA”) with three institutional accredited investors pursuant to which it sold 127 of the Company’s common shares at the per share price of $ 8,352 (which was priced in excess of the average of the five-day closing price for the Company’s common shares preceding execution of the June 2021 SPA, which was $ 8,208). In a concurrent private placement, the Company sold to such investors warrants to purchase 127 common shares (the “Investor Warrants”). The Investor Warrants have an exercise price per share of $ 8,208, subject to adjustment, and have a term of five years. The transactions yielded gross proceeds to the Company of $ 3,180,285, before the payment of commissions and expenses.

In addition, the Company issued warrants (the “Placement Agent Warrants”) to the Placement Agent to purchase a number of common shares equal to 5.0% of the aggregate number of shares sold to the investors in this offering, as well as the warrant shares issuable upon exercise of the Warrants issued in the concurrent private placement, as additional placement agency compensation. The Placement Agent Warrants have substantially the same terms as the Investor Warrants, except that the Placement Agent Warrants will have an exercise price of $ 10,440.

Grant date (investors and placement agent, respectively)	June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	7,560
Exercise price at date of grant (investors and placement agent, respectively)	US$	8,208 & 10,440
Volatility		115%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	6,000

Following is a summary of the warrant activities for the six months ended March 31, 2026 (Unaudited):

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at September 30, 2025	209	$8,349.60	0.49
Exercisable at September 30, 2025	209	8,349.60	0.49
Issued	-	-	-
Exercised	-	-	-
Expired	127	10,704	-
Outstanding at March 31, 2026	82	8,208	0.21
Exercisable at March 31, 2026	82	$8,208	0.21

Following is a summary of the warrant activities for the nine months ended September 30, 2025:

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at December 31, 2024	209	$8,349.60	1.24
Exercisable at December 31, 2024	209	8,349.60	1.24
Issued	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding at September 30, 2025	209	8,349.60	0.49
Exercisable at September 30, 2025	209	$8,349.60	0.49

Equity Financing

On October 16, 2024, we entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 1,294 Class A ordinary shares, (the “Shares”), at a per share purchase price of $115.2. The gross proceeds to the Company from this offering are approximately $ 150,000, before deducting any fees or expenses.

On October 30, 2024, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 43,750 Class A ordinary shares, (the “Shares”), at a per share purchase price of $ 91.2. The gross proceeds to the Company from this offering are approximately $ 3,990,000, before deducting any fees or expenses.

On November 14, 2024, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 8,503 Class A ordinary shares, (the “Shares”), at a per share purchase price of $ 117.6. The gross proceeds to the Company from this offering are approximately $ 1,000,000, before deducting any fees or expenses.

On December 30, 2024, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 8,876 Class A ordinary shares, (the “Shares”), at a per share purchase price of $ 40.8. The gross proceeds to the Company from this offering are approximately $ 360,000, before deducting any fees or expenses.

On January 8, 2025, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 6,903 Class A ordinary shares, at a per share purchase price of $ 40.8. The gross proceeds to the Company from this offering are approximately $ 135,000, before deducting any fees or expenses.

On January 15, 2025, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 5,424 Class A ordinary shares, at a per share purchase price of $ 17.7. The gross proceeds to the Company from this offering are approximately $ 96,000, before deducting any fees or expenses.

On July 8, 2025, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 60,000 Class A ordinary shares, at a per share purchase price of $ 18.36. The gross proceeds to the Company from this offering are approximately $ 1,100,000, before deducting any fees or expenses.

Share-based Compensation

From October 1, 2025 to March 31, 2026, the Company issued an aggregate of 13,814 shares to its Chief Executive Officer as Share Compensation expense. The fair value of 13,814 shares was $ 100,000.

From October 1, 2025 to March 31, 2026, the Company issued an aggregate of 13,814 shares to its Chief Financial Officer as Share Compensation expense. The fair value of 13,814 shares was $ 100,000.

From October 1, 2025 to March 31, 2026, the Company issued an aggregate of 145,009 shares to its employees as a Share Compensation expense. The fair value of 145,009 shares was $ 914,620.

From October 1, 2025 to March 31, 2026, the Company issued aggregate of 267,620 shares to its consultants or consulting firms as Share Compensation expense. The fair value of 267,620 shares was $ 1,575,844.